Operations (Details Narrative) - BRL (R$) R$ in Thousands			5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 30, 2025	May 31, 2025	May 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about activities subject to rate regulation [line items]
Premium paid to shareholders who participated in the migration	R$ 1,298,041
Premium paid to shareholders who participated in the migration, net of taxes	R$ 1,273,727
Grant Bonus						R$ 4,073,915
Outflows of cash from investing activities					R$ 190,433
Consolidation of the cash amounts of the acquired ventures					6,176
Profit (loss) before tax					3,246,659	2,907,234	R$ 2,489,724
NET INCOME					2,687,939	R$ 2,799,370	R$ 2,327,168
HPP Mauá and MSG [Member]
Disclosure of information about activities subject to rate regulation [line items]
Other income (expenses), net		R$ 190,070
Profit (loss) before tax		141,661	R$ 294,175	R$ 334,313	628,488
NET INCOME		R$ 93,496	R$ 70,868	R$ 108,345	R$ 179,213
Colider Hydroelectric Power Plant [Member]
Disclosure of information about activities subject to rate regulation [line items]
Percentage of Copel GET's interests in assets				100.00%	100.00%
Cruzeiro do Sul consortium [Member]
Disclosure of information about activities subject to rate regulation [line items]
Percentage of Copel GET's interests in assets				51.00%	51.00%
Mata de Santa Genebra Transmissão S.A [Member]
Disclosure of information about activities subject to rate regulation [line items]
Percentage of Copel GET's interests in assets				50.10%	50.10%